Share-based payment obligations - Weighted average remaining contractual life - (Details)	12 Months Ended
	Dec. 31, 2021 Option	Dec. 31, 2020 Option	Jul. 10, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares			$ 0
Number of options in force at year end	7,942,538	23,749,430
2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	9 months 29 days	5 months 26 days
Number of options in force at year end	1,039,526	3,138,844
2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	9 months 29 days	6 years 2 months 4 days
Number of options in force at year end	5,077,624	15,232,873
2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	9 months 29 days	8 years 1 month 13 days
Number of options in force at year end	1,685,317	5,116,869
2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	9 months 29 days	9 years 2 months 12 days
Number of options in force at year end	35,737	107,212
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	9 months 29 days	6 years 4 months 28 days
Number of options in force at year end	51,211	153,633
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life	9 months 29 days
Number of options in force at year end	53,123